Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss)	Return on Average Equity(5)
							(in thousands)
2022	$11,859,573	$14,726,348	$2,570,956	$4,378,000	$167.72	$154.15	$1,124,868	62%
2021	$8,955,930	$9,391,041	$2,499,800	$2,931,623	$98.30	$106.04	($259,225)	27%
2020	$5,327,544	$1,109,834	$1,698,645	$303,066	$53.10	$63.60	($83,413)	4%

Company Selected Measure Name	Return on average equity
Named Executive Officers, Footnote [Text Block]	Amounts represent the total compensation reported for our CEO, Mr. Allison, in the Summary Compensation Table for the fiscal years ended December 31, 2022, 2021 and 2020. Mr. Allison served as the CEO for each of the years presented.
Peer Group Issuers, Footnote [Text Block]	Reflects total shareholder return of the SPDR S&P Oil and Gas Exploration and Production ETF ("XOP"), weighted according to market capitalization at the beginning of each period for which a return is reported. For the Company and XOP, the amount reported represents cumulative total sharholder return on a fixed investment of $100 in the Company's common stock or XOP, as applicable, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.
PEO Total Compensation Amount	$ 11,859,573	$ 8,955,930	$ 5,327,544
PEO Actually Paid Compensation Amount	$ 14,726,348	9,391,041	1,109,834
Adjustment To PEO Compensation, Footnote [Text Block]
The following table reconciles the amounts in the "Compensation Actually Paid to PEO" from the table above to the Summary Compensation Table Total for the PEO.

Year	Summary Compensation Table Total for PEO	Grant Date Fair Value of Stock Awards(1)	Fair Value of Stock Awards Granted During the Year	Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years	Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year	Dividends	Compensation Actually Paid to PEO
2022	$11,859,573	($5,912,168)	$4,324,309	—	$4,427,457	$27,177	$14,726,348
2021	$8,955,930	—	—	$231,330	$203,781	—	$9,391,041
2020	$5,327,544	—	—	($3,965,295)	($252,415)	—	$1,109,834
(1)Amount represents grant date fair value of the restricted stock and PSU grants to our CEO as reported in the "Stock Awards" column in the Summary Compensation Table on page 31.

Non-PEO NEO Average Total Compensation Amount	$ 2,570,956	2,499,800	1,698,645
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,378,000	2,931,623	303,066
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the amounts in the "Average Compensation Actually Paid to Non-PEO NEOs" from the table above to the Average Summary Compensation Table Total for Non-PEO NEOs.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Grant Date Fair Value of Stock Awards(1)	Average Fair Value of Stock Awards Granted During the Year	Average Increase (Decrease) in Value of Unvested Stock Granted in Prior Years	Average Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year	Average Dividends	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,570,956	($1,341,843)	$943,124	$679,883	$1,516,784	$9,096	$4,378,000
2021	$2,499,800	($482,145)	$665,296	$169,942	$78,730	—	$2,931,623
2020	$1,698,645	($490,979)	$357,750	($1,186,818)	($75,532)	—	$303,066
(1)Amounts represent average grant date fair value of the restricted stock and PSU grants to our Non-PEO NEOs as reported in the "Stock Awards" column in the Summary Compensation Table on page 31.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measures
Return on Average Equity	Leverage Improvement	Full Cycle Return
Free Cash Flow	Well Cost Efficiency	Reserve Replacement

Total Shareholder Return Amount	$ 167.72	98.30	53.10
Peer Group Total Shareholder Return Amount	154.15	106.04	63.60
Net Income (Loss)	$ 1,124,868,000	$ (259,225,000)	$ (83,413,000)
Company Selected Measure Amount	0.62	0.27	0.04
PEO Name	Mr. Allison	Mr. Allison	Mr. Allison
Additional 402(v) Disclosure [Text Block]	Amounts include (i) the Summary Compensation Table total compensation for the applicable fiscal year, less (ii) the aggregate grant date fair value of stock awards granted during that year (as reported in the “Stock Awards” column of the Summary Compensation Table for the year), plus (iii) the adjusted value of the stock awards over the years reported in the table as described in more detail in the reconciliation tables below. None of our NEOs were granted options or held any outstanding options during any of the years covered by the table.Amounts represent the total average compensation for our NEOs, other than our CEO, which were Mr. Burns, Mr. Harrison, Mr. Terry and Mr. Presley for years 2020 and 2021 and Mr. Burns, Mr. Harrison, Mr. McGough, Mr. Presley and Mr. Terry for 2022.Return on average equity, which we conclude to be a key metric in our annual incentive plan, was calculated by dividing adjusted net income available to common stockholders by average stockholders' equity for each year presented. See calculation in the table below:

	2022	2021	2020
	($ in thousands)
Net income (loss) available to common stockholders	$1,124,868	($259,225)	($83,413)
Unrealized (gain) loss from derivative financial instruments	(200,193)	140,934	124,545
Loss on early retirement of debt	46,840	352,599	861
(Gain) Loss on sale of assets	(340)	162,077	(17)
Non-cash amortization from adjusting debt assumed in acquisition to fair value	4,174	12,621	22,112
Exploration expense	8,287	—	—
Non-cash accretion from adjusting preferred stock issued in acquisition to fair value	—	—	5,417
Impairment of unevaluated oil and gas properties	—	—	27
Adjustment to (provision for) benefit from income taxes	39,011	(106,000)	(19,930)
Adjusted net income available to common stockholders	$1,022,647	$303,006	$49,602
Average stockholders' equity	$1,645,547	$1,139,776	$1,204,898
Return on average equity	62%	27%	4%

PEO [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,912,168)	$ 0	$ 0
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,324,309	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	231,330	(3,965,295)
PEO [Member] | Equity Awards From Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,427,457	203,781	(252,415)
PEO [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 27,177	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Leverage Improvement
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Full Cycle Return
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Well Cost Efficiency
Non-PEO NEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Reserve Replacement
Non-PEO NEO [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,341,843)	(482,145)	(490,979)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	943,124	665,296	357,750
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,883	169,942	(1,186,818)
Non-PEO NEO [Member] | Equity Awards From Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,516,784	78,730	(75,532)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,096	$ 0	$ 0